Offerings - Offering: 1	Dec. 15, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	14,756,230
Proposed Maximum Offering Price per Unit	8.16
Maximum Aggregate Offering Price	$ 120,410,836.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,628.74
Offering Note	(a) Consists of an aggregate of up to 14,756,230 shares of the Registrant's common stock, par value $0.0001 per share, registered for resale by the selling stockholders named in this registration statement. Pursuant to Rule 416 under the Securities Act of 1933, as amended, the shares of common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares of common stock being registered hereunder as a result of stock splits, stock dividends or similar transactions. (b) Estimated solely for the purposes of calculating the registration fee. Pursuant to Rule 457(c) under the Securities Act, the registration fee has been calculated based upon the average of the high and low prices, as reported by The Nasdaq Capital Market, for shares of the Registrant's common stock on December 10, 2025.